Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	WEITZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001257927
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2011
Value Fund (Prospectus Summary) | Value Fund | Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WVALX
Partners Value Fund (Prospectus Summary) | Partners Value Fund | Partners Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPVLX
Partners III Opportunity Fund (Prospectus Summary) | Partners III Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPOPX
Partners III Opportunity Fund (Prospectus Summary) | Partners III Opportunity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPOIX
Research Fund (Prospectus Summary) | Research Fund | Research Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WRESX
Hickory Fund (Prospectus Summary) | Hickory Fund | Hickory Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WEHIX
Balanced Fund (Prospectus Summary) | Balanced Fund | Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBALX
Short-Intermediate Income Fund (Prospectus Summary) | Short-Intermediate Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WEFIX
Short-Intermediate Income Fund (Prospectus Summary) | Short-Intermediate Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSHNX
Nebraska Tax-Free Income Fund (Prospectus Summary) | Nebraska Tax-Free Income Fund | Nebraska Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WNTFX
Government Money Market Fund (Prospectus Summary) | Government Money Market Fund | Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WGMXX